OTHER FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS - Parent - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Other Financial Liabilities At Fair Value Through Profit Or Loss [Line Items]
Accumulated increase (decrease) in fair value of financial liability, attributable to changes in credit risk of liability	£ (4)	£ (6)	£ 15
Difference between carrying amount of financial liability and amount contractually required to pay at maturity to holder of obligation	76	97
Santander UK Group Holdings plc
Disclosure Of Other Financial Liabilities At Fair Value Through Profit Or Loss [Line Items]
Debt securities issued during period for MREL requirements	799	1,481
Accumulated increase (decrease) in fair value of financial liability, attributable to changes in credit risk of liability	0	0
Difference between carrying amount of financial liability and amount contractually required to pay at maturity to holder of obligation	£ 68	£ 197